American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2026

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 73.4%
Angola — 1.3%
Angola Government International Bonds, 8.25%, 5/9/28(1)		2,700,000	2,724,484
Angola Government International Bonds, 8.00%, 11/26/29(1)		3,400,000	3,346,285
Angola Government International Bonds, 9.125%, 11/26/49(1)		600,000	520,659
			6,591,428
Argentina — 3.1%
Argentina Republic Government International Bonds, VRN, 4.125%, 7/9/35		13,950,000	10,825,200
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.80%, 11/26/33(1)		500,000	513,565
Province of Santa Fe, 8.10%, 12/11/34(1)		600,000	585,630
Provincia de Buenos Aires/Government Bonds, VRN, 6.625%, 9/1/37(1)		2,479,680	2,011,641
Provincia de Cordoba, 8.60%, 2/3/35(1)(2)		1,200,000	1,177,708
			15,113,744
Bahamas — 0.2%
Bahamas Government International Bonds, 8.25%, 6/24/36(1)		775,000	866,884
Bahrain — 1.8%
Bahrain Government International Bonds, 5.625%, 9/30/31(1)		4,800,000	4,681,740
Bahrain Government International Bonds, 6.625%, 10/6/37(1)		1,200,000	1,160,496
Bahrain Government International Bonds, 7.10%, 2/3/38(1)(2)		1,100,000	1,100,246
Bahrain Government International Bonds, 6.00%, 9/19/44(1)		2,100,000	1,804,142
			8,746,624
Benin — 0.6%
Benin Government International Bonds, 7.96%, 2/13/38(1)		2,700,000	2,822,848
Brazil — 0.2%
Brazil Government International Bonds, 7.125%, 5/13/54		1,000,000	1,003,090
Chile — 2.3%
Chile Government International Bonds, 4.34%, 3/7/42		12,400,000	11,027,320
Colombia — 3.3%
Colombia Government International Bonds, 6.125%, 1/21/31		1,500,000	1,497,450
Colombia Government International Bonds, 5.00%, 9/19/32	EUR	3,500,000	4,016,502
Colombia Government International Bonds, 7.75%, 11/7/36		10,305,000	10,786,243
			16,300,195
Costa Rica — 0.6%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		2,650,000	2,952,723
Dominican Republic — 3.3%
Dominican Republic International Bonds, 4.50%, 1/30/30		8,830,000	8,624,702
Dominican Republic International Bonds, 6.95%, 3/15/37(1)		4,800,000	5,131,200
Dominican Republic International Bonds, 5.875%, 1/30/60(1)		2,650,000	2,360,488
			16,116,390
Ecuador — 1.4%
Ecuador Government International Bonds, 9.25%, 1/29/39(1)		1,800,000	1,849,500
Ecuador Government International Bonds, VRN, 6.90%, 7/31/35		5,347,960	4,888,035
			6,737,535
Egypt — 2.0%
Egypt Government International Bonds, 7.30%, 9/30/33(1)		1,000,000	1,008,040
Egypt Government International Bonds, 8.50%, 1/31/47(1)		9,225,000	8,943,032
			9,951,072
El Salvador — 0.6%
El Salvador Government International Bonds, 9.25%, 4/17/30(1)		2,700,000	2,932,875
Ghana — 0.7%
Ghana Government International Bonds, 0.00%, 7/3/26(1)(3)		53,600	52,442

Ghana Government International Bonds, 0.00%, 1/3/30(1)(3)		299,705	262,414
Ghana Government International Bonds, VRN, 5.00%, 7/3/29(1)		1,418,725	1,392,977
Ghana Government International Bonds, VRN, 5.00%, 7/3/35(1)		2,100,000	1,922,583
			3,630,416
Guatemala — 1.5%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,897,264
Guatemala Government Bonds, 7.05%, 10/4/32		3,620,000	3,965,257
Guatemala Government Bonds, 6.125%, 6/1/50		1,600,000	1,564,800
			7,427,321
Hungary — 2.4%
Hungary Government Bonds, 6.75%, 7/23/31	HUF	1,664,000,000	5,287,024
Hungary Government International Bonds, 6.00%, 9/26/35(1)		6,000,000	6,196,793
			11,483,817
India — 1.0%
India Government Bonds, 7.54%, 5/23/36	INR	420,000,000	4,796,363
Indonesia — 1.7%
Indonesia Government International Bonds, 3.75%, 10/16/33	EUR	3,100,000	3,632,931
Indonesia Government International Bonds, 5.45%, 9/20/52		2,390,000	2,316,281
Perusahaan Penerbit SBSN Indonesia III, 4.50%, 12/1/30(1)		2,500,000	2,492,248
			8,441,460
Iraq — 0.0%
Iraq International Bonds, 5.80%, 1/15/28		200,000	199,336
Ivory Coast — 1.0%
Ivory Coast Government International Bonds, 8.08%, 4/1/36(1)		2,700,000	2,895,546
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		1,900,000	2,054,894
			4,950,440
Jordan — 0.3%
Jordan Government International Bonds, 7.375%, 10/10/47(1)		1,410,000	1,397,464
Kazakhstan — 0.8%
Kazakhstan Government International Bonds, 4.41%, 10/28/30(1)		2,400,000	2,377,026
Kazakhstan Government International Bonds, 5.50%, 7/1/37(1)		1,300,000	1,322,455
			3,699,481
Kenya — 0.6%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)		1,390,000	1,538,437
Republic of Kenya Government International Bonds, 9.50%, 3/5/36(1)		1,500,000	1,610,532
			3,148,969
Lebanon — 0.4%
Lebanon Government International Bonds, 6.65%, 11/3/28(4)(5)		6,500,000	1,928,271
Malaysia — 0.7%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	12,500,000	3,239,516
Mexico — 4.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		3,659,000	3,721,459
Mexico Bonos, 8.00%, 2/21/36	MXN	86,800,000	4,691,849
Mexico Bonos, 7.75%, 11/13/42	MXN	81,500,000	4,074,690
Mexico Government International Bonds, 5.375%, 5/16/40	EUR	2,800,000	3,308,053
Mexico Government International Bonds, 7.375%, 5/13/55		5,000,000	5,360,750
			21,156,801
Nigeria — 2.4%
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		10,700,000	10,841,256
Nigeria Government International Bonds, 8.63%, 1/13/36(1)		700,000	748,845
			11,590,101
Oman — 1.3%
Oman Government International Bonds, 6.75%, 1/17/48(1)		5,800,000	6,271,903
Pakistan — 1.0%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		4,715,000	4,793,898

Panama — 2.7%
Panama Government International Bonds, 3.16%, 1/23/30		3,030,000	2,847,594
Panama Government International Bonds, 6.875%, 1/31/36		5,449,000	5,868,982
Panama Government International Bonds, 6.85%, 3/28/54		4,070,000	4,203,699
			12,920,275
Paraguay — 0.5%
Paraguay Government International Bonds, 6.65%, 3/4/55(1)		2,350,000	2,517,156
Peru — 2.9%
Peru Government Bonds, 7.60%, 8/12/39(1)	PEN	20,600,000	6,735,646
Peru Government International Bonds, 8.75%, 11/21/33		2,500,000	3,139,375
Peru Government International Bonds, 5.375%, 2/8/35		2,700,000	2,756,700
Peru Government International Bonds, 6.20%, 6/30/55		1,600,000	1,638,320
			14,270,041
Philippines — 2.0%
Philippines Government International Bonds, 5.00%, 1/27/36		1,500,000	1,499,801
Philippines Government International Bonds, 5.18%, 9/5/49		5,500,000	5,187,567
ROP Sukuk Trust, 5.05%, 6/6/29		2,900,000	2,972,500
			9,659,868
Poland — 3.1%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	4,986,893
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	18,500,000	4,422,444
Republic of Poland Government International Bonds, 5.375%, 2/12/35		5,400,000	5,561,667
			14,971,004
Romania — 3.5%
Romania Government Bonds, 6.85%, 7/29/30	RON	28,000,000	6,670,885
Romania Government International Bonds, 6.00%, 5/25/34(1)		10,060,000	10,260,543
			16,931,428
Saudi Arabia — 1.5%
Saudi Government International Bonds, 4.875%, 1/12/36(1)		700,000	692,644
Saudi Government International Bonds, 5.75%, 1/16/54(1)		6,630,000	6,437,665
			7,130,309
Senegal — 0.7%
Senegal Government International Bonds, 7.75%, 6/10/31		2,900,000	1,758,450
Senegal Government International Bonds, 6.25%, 5/23/33(1)		2,600,000	1,510,137
			3,268,587
Serbia — 0.5%
Serbia International Bonds, 6.50%, 9/26/33(1)		2,360,000	2,543,007
South Africa — 3.2%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	71,108,000	4,420,667
Republic of South Africa Government Bonds, 8.75%, 1/31/44	ZAR	70,031,421	4,265,533
Republic of South Africa Government International Bonds, 7.10%, 11/19/36(1)		3,300,000	3,502,907
Republic of South Africa Government International Bonds, 7.25%, 12/11/55(1)		3,300,000	3,209,238
			15,398,345
Sri Lanka — 1.4%
Sri Lanka Government International Bonds, 4.00%, 4/15/28(1)		1,864,090	1,823,440
Sri Lanka Government International Bonds, VRN, 3.35%, 3/15/33(1)		3,677,739	3,379,363
Sri Lanka Government International Bonds, VRN, 3.60%, 5/15/36(1)		482	477
Sri Lanka Government International Bonds, VRN, 3.60%, 2/15/38(1)		1,700,000	1,685,405
			6,888,685
Suriname — 0.2%
Suriname Government International Bonds, 8.50%, 11/6/35(1)		800,000	862,968
Trinidad — 0.5%
Trinidad & Tobago Government International Bonds, 6.50%, 1/28/36(1)		2,250,000	2,238,750

Turkey — 5.5%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	412,000,000	9,353,396
Turkiye Government International Bonds, 5.95%, 1/15/31		6,900,000	6,913,388
Turkiye Government International Bonds, 7.625%, 5/15/34		7,930,000	8,462,328
Turkiye Government International Bonds, 6.95%, 9/16/35		400,000	405,679
Turkiye Government International Bonds, 6.875%, 1/14/38		800,000	793,118
Turkiye Government International Bonds, 6.00%, 1/14/41		750,000	664,351
			26,592,260
Ukraine — 1.3%
Ukraine Government International Bonds, VRN, 4.00%, 2/1/32(1)		1,600,000	1,277,467
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35(1)		3,361,310	1,915,029
Ukraine Government International Bonds, VRN, 4.50%, 2/1/35		762,972	475,499
Ukraine Government International Bonds, VRN, 4.50%, 2/1/35(1)		124,397	77,493
Ukraine Government International Bonds, VRN, 4.50%, 2/1/36(1)		3,177,710	1,937,344
Ukraine Government International Bonds, VRN, 4.50%, 2/1/36		1,089,960	664,325
			6,347,157
Uruguay — 1.9%
Oriental Republic of Uruguay, 5.25%, 9/10/60		4,300,000	3,999,387
Uruguay Government International Bonds, 5.75%, 10/28/34		5,100,000	5,409,060
			9,408,447
Uzbekistan — 0.5%
Republic of Uzbekistan International Bonds, 6.95%, 5/25/32(1)		2,200,000	2,381,929
Venezuela — 0.7%
Venezuela Government International Bonds, 11.95%, 8/5/31(4)(5)		7,500,000	3,319,500
Zambia — 0.0%
Zambia Government International Bonds, 0.50%, 12/31/53(1)		300,000	216,816
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $329,211,947)			357,184,817
CORPORATE BONDS — 14.4%
Brazil — 0.6%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)		3,255,000	1,406,811
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)		1,441,000	1,437,037
			2,843,848
Chile — 0.8%
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35(1)		3,000,000	3,191,820
Corp. Nacional del Cobre de Chile, 5.53%, 1/30/37(1)		740,000	744,625
			3,936,445
Colombia — 0.2%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)		424,000	415,925
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(1)(6)		365,000	365,602
			781,527
El Salvador — 0.9%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(1)		4,100,000	4,385,975
India — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)		1,262,000	1,290,972
Indonesia — 0.9%
Pertamina Hulu Energi PT, 5.25%, 5/21/30(1)		4,000,000	4,071,472
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 2/3/36(1)(2)		308,000	306,968
			4,378,440
Malaysia — 1.6%
Petronas Capital Ltd., 5.34%, 4/3/35(1)		4,000,000	4,144,296
Petronas Capital Ltd., 4.55%, 4/21/50		4,175,000	3,661,633
			7,805,929
Mexico — 2.4%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)		2,270,000	2,244,599

Comision Federal de Electricidad, 6.05%, 1/28/34(1)	452,000	452,565
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	2,275,195	2,370,435
Petroleos Mexicanos, 5.95%, 1/28/31	6,838,000	6,675,091
		11,742,690
Morocco — 0.7%
OCP SA, 6.75%, 5/2/34(1)	3,100,000	3,320,540
Saudi Arabia — 2.8%
Gaci First Investment Co., 5.25%, 1/29/30	11,380,000	11,675,293
Ma'aden Sukuk Ltd., 5.25%, 1/29/36(1)(6)	1,900,000	1,904,107
		13,579,400
United Arab Emirates — 2.4%
Abu Dhabi Developmental Holding Co. PJSC, 4.50%, 5/6/30(1)	3,000,000	3,022,947
Abu Dhabi Developmental Holding Co. PJSC, 5.00%, 5/6/35(1)	3,000,000	3,034,817
Adnoc Murban Rsc Ltd., 5.125%, 9/11/54(1)	2,600,000	2,422,217
DP World Crescent Ltd., 5.50%, 5/8/35(1)	3,000,000	3,074,604
		11,554,585
United Kingdom — 0.2%
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	200,000	205,068
Azule Energy Finance PLC, 8.25%, 1/22/31(1)	817,000	820,967
		1,026,035
Venezuela — 0.6%
Petroleos de Venezuela SA, 6.00%, 11/15/26(1)(4)(5)	10,600,000	3,206,500
TOTAL CORPORATE BONDS (Cost $68,395,821)		69,852,886
U.S. TREASURY SECURITIES — 1.8%
U.S. Treasury Notes, 1.875%, 2/15/32(7)	8,881,000	7,902,009
U.S. Treasury Notes, 3.375%, 5/15/33(7)	1,105,000	1,057,692
TOTAL U.S. TREASURY SECURITIES (Cost $9,501,440)		8,959,701
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Banco Mercantil del Norte SA, 8.375%, 10/14/30(1) (Cost $400,000)	400,000	431,762
SHORT-TERM INVESTMENTS — 9.6%
Money Market Funds — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio(8)	2,266,190	2,266,190
Repurchase Agreements — 9.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $45,290,160), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $44,415,543)		44,402,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,668,190)		46,668,190
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $454,177,398)		483,097,356
OTHER ASSETS AND LIABILITIES — 0.7%		3,364,809
TOTAL NET ASSETS — 100.0%		$486,462,165

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	26,857,913	USD	4,767,917	Bank of America NA	3/18/26	$285,429
BRL	52,477,003	USD	9,589,731	Bank of America NA	3/18/26	283,874
BRL	26,029,135	USD	4,777,893	Bank of America NA	3/18/26	119,517
BRL	25,904,529	USD	4,747,314	Bank of America NA	3/18/26	126,651
BRL	53,608,603	USD	9,600,773	Citibank NA	3/18/26	485,744
BRL	26,789,924	USD	4,851,384	Citibank NA	3/18/26	189,169
BRL	50,702,979	USD	9,674,221	Citibank NA	3/18/26	(134,401)
BRL	26,805,227	USD	4,794,361	Goldman Sachs & Co. LLC	3/18/26	249,071
BRL	26,283,621	USD	4,757,716	Goldman Sachs & Co. LLC	3/18/26	187,576
BRL	25,606,621	USD	4,843,767	Goldman Sachs & Co. LLC	3/18/26	(25,853)
BRL	25,592,217	USD	4,816,606	Goldman Sachs & Co. LLC	3/18/26	(1,403)
BRL	26,203,159	USD	4,761,527	Morgan Stanley & Co. LLC	3/18/26	168,626
BRL	52,567,242	USD	9,504,971	Morgan Stanley & Co. LLC	3/18/26	385,612
BRL	52,058,270	USD	9,554,957	Morgan Stanley & Co. LLC	3/18/26	239,863
BRL	52,028,842	USD	9,547,452	Morgan Stanley & Co. LLC	3/18/26	241,830
BRL	52,034,472	USD	9,572,375	Morgan Stanley & Co. LLC	3/18/26	217,967
BRL	50,793,440	USD	9,651,960	Morgan Stanley & Co. LLC	3/18/26	(95,120)
BRL	26,802,231	USD	4,823,471	UBS AG(9)	3/18/26	219,397
BRL	26,829,461	USD	4,823,779	UBS AG(9)	3/18/26	224,213
BRL	26,557,854	USD	4,681,382	UBS AG(9)	3/18/26	315,507
USD	5,027,637	BRL	27,780,430	Bank of America NA	3/18/26	(199,281)
USD	4,938,946	BRL	26,409,416	Bank of America NA	3/18/26	(30,014)
USD	9,669,011	BRL	50,793,440	Bank of America NA	3/18/26	112,170
USD	4,737,224	BRL	26,772,561	Citibank NA	3/18/26	(300,063)
USD	4,757,311	BRL	26,284,096	Citibank NA	3/18/26	(188,070)
USD	4,829,971	BRL	25,351,018	Citibank NA	3/18/26	60,149
USD	4,692,721	BRL	26,247,935	Goldman Sachs & Co. LLC	3/18/26	(245,857)
USD	4,820,340	BRL	26,683,620	Goldman Sachs & Co. LLC	3/18/26	(200,212)
USD	4,818,259	BRL	26,829,461	Goldman Sachs & Co. LLC	3/18/26	(229,733)
USD	4,784,294	BRL	26,238,501	Goldman Sachs & Co. LLC	3/18/26	(152,509)
USD	4,809,799	BRL	26,373,860	Goldman Sachs & Co. LLC	3/18/26	(152,471)
USD	4,809,817	BRL	26,282,619	Goldman Sachs & Co. LLC	3/18/26	(135,286)
USD	9,526,405	BRL	52,028,842	Goldman Sachs & Co. LLC	3/18/26	(262,878)
USD	4,817,448	BRL	25,608,636	Goldman Sachs & Co. LLC	3/18/26	(845)
USD	9,749,920	BRL	51,215,258	Goldman Sachs & Co. LLC	3/18/26	113,714
USD	4,832,120	BRL	25,351,961	Goldman Sachs & Co. LLC	3/18/26	62,122
USD	4,721,603	BRL	26,782,965	JPMorgan Chase Bank NA	3/18/26	(317,640)
USD	4,847,146	BRL	26,789,208	Morgan Stanley & Co. LLC	3/18/26	(193,272)
USD	4,742,196	BRL	26,284,096	Morgan Stanley & Co. LLC	3/18/26	(203,185)
USD	6,238,467	BRL	34,113,811	Morgan Stanley & Co. LLC	3/18/26	(180,083)
USD	4,750,877	BRL	25,905,582	Morgan Stanley & Co. LLC	3/18/26	(123,286)
USD	9,444,274	BRL	51,803,733	Morgan Stanley & Co. LLC	3/18/26	(302,654)
USD	8,138,914	BRL	44,601,694	UBS AG(9)	3/18/26	(252,943)
CLP	4,367,850,189	USD	4,840,420	Bank of America NA	3/18/26	156,625
CLP	4,329,423,235	USD	4,840,265	Bank of America NA	3/18/26	112,819
CLP	8,577,738,021	USD	9,673,886	Bank of America NA	3/18/26	139,489
CLP	4,224,357,418	USD	4,833,969	Bank of America NA	3/18/26	(1,087)
CLP	4,160,814,447	USD	4,836,076	Bank of America NA	3/18/26	(75,889)
CLP	4,196,171,404	USD	4,847,759	Bank of America NA	3/18/26	(47,122)
CLP	8,393,154,664	USD	9,766,296	Bank of America NA	3/18/26	(164,094)
CLP	4,196,296,295	USD	4,904,278	Bank of America NA	3/18/26	(103,498)
CLP	8,435,452,465	USD	9,723,752	Bank of America NA	3/18/26	(73,160)

CLP	4,329,423,235	USD	4,836,264	Citibank NA	3/18/26	116,820
CLP	9,162,706,250	USD	9,936,217	Goldman Sachs & Co. LLC	3/18/26	546,392
CLP	4,543,353,677	USD	4,980,095	Goldman Sachs & Co. LLC	3/18/26	217,736
CLP	8,565,386,759	USD	9,726,850	Goldman Sachs & Co. LLC	3/18/26	72,395
CLP	8,534,274,426	USD	9,647,388	Goldman Sachs & Co. LLC	3/18/26	116,262
CLP	8,908,417,616	USD	9,773,725	JPMorgan Chase Bank NA	3/18/26	417,965
CLP	4,335,420,642	USD	4,801,077	Morgan Stanley & Co. LLC	3/18/26	158,868
CLP	4,221,099,210	USD	4,831,623	Morgan Stanley & Co. LLC	3/18/26	(2,468)
CLP	4,467,354,781	USD	4,895,174	UBS AG(9)	3/18/26	215,710
USD	4,977,054	CLP	4,543,353,677	Bank of America NA	3/18/26	(220,777)
USD	9,756,933	CLP	8,920,373,238	Bank of America NA	3/18/26	(448,434)
USD	9,729,869	CLP	8,703,270,831	Bank of America NA	3/18/26	(227,121)
USD	4,828,012	CLP	4,282,446,880	Bank of America NA	3/18/26	(71,328)
USD	9,704,721	CLP	8,565,386,759	Bank of America NA	3/18/26	(94,523)
USD	4,754,202	CLP	4,245,407,670	Bank of America NA	3/18/26	(102,763)
USD	4,800,021	CLP	4,288,866,756	Bank of America NA	3/18/26	(106,664)
USD	4,855,439	CLP	4,186,165,159	Bank of America NA	3/18/26	66,250
USD	9,783,638	CLP	8,435,452,465	Bank of America NA	3/18/26	133,045
USD	4,978,433	CLP	4,485,568,518	Citibank NA	3/18/26	(153,288)
USD	4,891,902	CLP	4,233,940,758	Citibank NA	3/18/26	48,055
USD	4,910,339	CLP	4,422,849,098	Goldman Sachs & Co. LLC	3/18/26	(149,629)
USD	4,971,779	CLP	4,353,380,603	Goldman Sachs & Co. LLC	3/18/26	(8,713)
USD	4,823,745	CLP	4,224,357,418	Goldman Sachs & Co. LLC	3/18/26	(9,138)
USD	4,885,621	CLP	4,186,165,158	Goldman Sachs & Co. LLC	3/18/26	96,432
USD	4,796,257	CLP	4,132,443,666	Goldman Sachs & Co. LLC	3/18/26	68,528
USD	7,344,212	CLP	6,326,589,348	Goldman Sachs & Co. LLC	3/18/26	106,268
USD	7,339,144	CLP	6,326,589,349	Goldman Sachs & Co. LLC	3/18/26	101,200
USD	5,146,519	CLP	4,709,687,793	JPMorgan Chase Bank NA	3/18/26	(241,607)
USD	4,938,054	CLP	4,376,399,590	JPMorgan Chase Bank NA	3/18/26	(68,773)
COP	37,240,001,530	USD	9,556,069	Bank of America NA	3/18/26	432,158
COP	18,217,824,283	USD	4,806,611	Bank of America NA	3/18/26	79,634
COP	17,692,583,744	USD	4,762,472	Bank of America NA	3/18/26	(17,103)
COP	37,934,398,788	USD	9,739,430	Goldman Sachs & Co. LLC	3/18/26	435,043
COP	37,673,920,348	USD	9,634,756	Goldman Sachs & Co. LLC	3/18/26	469,854
COP	38,008,987,437	USD	9,745,544	Goldman Sachs & Co. LLC	3/18/26	448,935
COP	17,692,411,952	USD	4,740,529	Goldman Sachs & Co. LLC	3/18/26	4,794
COP	17,414,051,198	USD	4,686,753	Goldman Sachs & Co. LLC	3/18/26	(16,089)
COP	18,451,370,836	USD	4,971,995	Goldman Sachs & Co. LLC	3/18/26	(23,110)
COP	38,127,297,677	USD	9,961,566	JPMorgan Chase Bank NA	3/18/26	264,645
USD	9,591,853	COP	37,673,920,348	Bank of America NA	3/18/26	(512,757)
USD	4,873,205	COP	17,940,948,103	Bank of America NA	3/18/26	61,222
USD	4,723,812	COP	17,599,081,001	Citibank NA	3/18/26	3,521
USD	9,742,232	COP	38,127,297,677	Goldman Sachs & Co. LLC	3/18/26	(483,979)
USD	5,242,193	COP	19,851,659,200	Goldman Sachs & Co. LLC	3/18/26	(82,267)
USD	4,775,015	COP	18,157,328,237	Goldman Sachs & Co. LLC	3/18/26	(95,004)
USD	4,818,893	COP	18,217,824,283	Goldman Sachs & Co. LLC	3/18/26	(67,352)
USD	4,799,065	COP	17,850,650,742	Goldman Sachs & Co. LLC	3/18/26	11,301
USD	9,741,881	COP	37,934,398,788	JPMorgan Chase Bank NA	3/18/26	(432,592)
USD	9,515,852	COP	37,240,001,530	UBS AG(9)	3/18/26	(472,375)
CZK	100,128,699	USD	4,823,952	Bank of America NA	3/18/26	54,644
CZK	200,481,941	USD	9,654,689	Bank of America NA	3/18/26	113,444
CZK	203,890,829	USD	9,900,968	Citibank NA	3/18/26	33,258
CZK	100,888,071	USD	4,857,366	Citibank NA	3/18/26	58,230
CZK	101,013,229	USD	4,849,925	Citibank NA	3/18/26	71,768
CZK	101,946,323	USD	4,942,839	Goldman Sachs & Co. LLC	3/18/26	24,318

CZK	100,533,595	USD	4,844,386	Goldman Sachs & Co. LLC	3/18/26	53,938
CZK	201,067,190	USD	9,619,955	Goldman Sachs & Co. LLC	3/18/26	176,694
CZK	99,434,987	USD	4,799,987	Morgan Stanley & Co. LLC	3/18/26	44,810
CZK	100,486,269	USD	4,823,119	Morgan Stanley & Co. LLC	3/18/26	72,899
CZK	202,026,457	USD	9,745,138	Morgan Stanley & Co. LLC	3/18/26	98,249
USD	4,817,073	CZK	99,434,987	Citibank NA	3/18/26	(27,723)
USD	4,929,361	CZK	101,946,323	Goldman Sachs & Co. LLC	3/18/26	(37,796)
USD	4,852,536	CZK	100,888,071	Goldman Sachs & Co. LLC	3/18/26	(63,059)
USD	4,841,205	CZK	100,533,595	Goldman Sachs & Co. LLC	3/18/26	(57,119)
USD	4,843,777	CZK	101,013,229	Goldman Sachs & Co. LLC	3/18/26	(77,917)
USD	9,731,558	CZK	202,026,457	Goldman Sachs & Co. LLC	3/18/26	(111,830)
USD	4,927,122	CZK	100,495,266	Goldman Sachs & Co. LLC	3/18/26	30,665
USD	4,846,967	CZK	100,128,699	JPMorgan Chase Bank NA	3/18/26	(31,629)
USD	9,878,168	CZK	203,890,829	Morgan Stanley & Co. LLC	3/18/26	(56,057)
USD	9,674,729	CZK	201,067,190	Morgan Stanley & Co. LLC	3/18/26	(121,920)
USD	4,814,528	CZK	100,486,269	UBS AG(9)	3/18/26	(81,491)
USD	4,899,965	CZK	99,986,675	UBS AG(9)	3/18/26	28,288
EUR	5,381,125	USD	6,453,751	Citibank NA	3/18/26	(62,304)
EUR	5,569,317	USD	6,495,944	Goldman Sachs & Co. LLC	3/18/26	119,027
EUR	4,067,354	USD	4,764,396	JPMorgan Chase Bank NA	3/18/26	66,615
EUR	4,120,778	USD	4,826,644	JPMorgan Chase Bank NA	3/18/26	67,821
USD	7,670,211	EUR	6,489,133	Citibank NA	3/18/26	(37,275)
USD	6,671,578	EUR	5,656,784	Goldman Sachs & Co. LLC	3/18/26	(47,283)
USD	6,346,625	EUR	5,295,837	Goldman Sachs & Co. LLC	3/18/26	56,480
USD	9,571,977	EUR	8,170,626	JPMorgan Chase Bank NA	3/18/26	(132,707)
USD	1,162,455	EUR	993,540	Morgan Stanley & Co. LLC	3/18/26	(17,625)
USD	2,098,203	EUR	1,783,675	Morgan Stanley & Co. LLC	3/18/26	(20,363)
USD	6,406,552	EUR	5,382,632	Morgan Stanley & Co. LLC	3/18/26	13,316
HUF	3,213,811,536	USD	9,684,706	Bank of America NA	3/18/26	273,131
HUF	3,249,668,147	USD	9,880,910	Citibank NA	3/18/26	188,027
HUF	1,597,013,961	USD	4,812,092	Citibank NA	3/18/26	136,177
HUF	1,593,673,087	USD	4,797,579	Citibank NA	3/18/26	140,339
HUF	1,617,835,732	USD	4,871,299	Citibank NA	3/18/26	141,486
HUF	1,603,238,419	USD	4,827,807	Citibank NA	3/18/26	139,748
HUF	1,545,795,942	USD	4,856,766	Citibank NA	3/18/26	(67,193)
HUF	1,550,385,042	USD	4,857,693	Citibank NA	3/18/26	(53,901)
HUF	3,115,654,970	USD	9,697,236	Citibank NA	3/18/26	(43,532)
HUF	2,250,981,345	USD	6,774,350	Goldman Sachs & Co. LLC	3/18/26	200,205
HUF	356,470,464	USD	1,075,536	Goldman Sachs & Co. LLC	3/18/26	28,970
HUF	1,594,853,102	USD	4,787,964	Goldman Sachs & Co. LLC	3/18/26	153,610
HUF	629,889,911	USD	1,907,847	Goldman Sachs & Co. LLC	3/18/26	43,836
HUF	1,583,319,730	USD	4,821,392	Goldman Sachs & Co. LLC	3/18/26	84,446
HUF	632,587,015	USD	1,929,082	Goldman Sachs & Co. LLC	3/18/26	30,958
HUF	1,587,783,311	USD	4,807,979	Goldman Sachs & Co. LLC	3/18/26	111,689
HUF	1,594,490,194	USD	4,797,813	Goldman Sachs & Co. LLC	3/18/26	142,637
HUF	1,558,223,901	USD	4,829,544	Goldman Sachs & Co. LLC	3/18/26	(1,464)
HUF	1,594,353,162	USD	4,794,627	Morgan Stanley & Co. LLC	3/18/26	145,397
HUF	3,204,868,477	USD	9,652,387	Morgan Stanley & Co. LLC	3/18/26	277,740
USD	6,683,544	HUF	2,215,372,211	Bank of America NA	3/18/26	(180,678)
USD	4,781,428	HUF	1,594,353,162	Bank of America NA	3/18/26	(158,597)
USD	4,812,124	HUF	1,602,862,621	Bank of America NA	3/18/26	(154,267)
USD	9,634,567	HUF	3,204,868,477	Bank of America NA	3/18/26	(295,560)
USD	5,106,686	HUF	1,646,515,683	Bank of America NA	3/18/26	5,039
USD	6,754,409	HUF	2,252,398,158	Citibank NA	3/18/26	(224,536)
USD	4,817,457	HUF	1,602,434,238	Citibank NA	3/18/26	(147,606)

USD	4,879,921	HUF	1,575,527,876	Citibank NA	3/18/26	(1,775)
USD	4,837,167	HUF	1,550,435,220	Citibank NA	3/18/26	33,219
USD	6,374,645	HUF	2,119,170,000	Goldman Sachs & Co. LLC	3/18/26	(191,499)
USD	2,901,589	HUF	964,706,261	Goldman Sachs & Co. LLC	3/18/26	(87,506)
USD	6,763,712	HUF	2,250,981,275	Goldman Sachs & Co. LLC	3/18/26	(210,843)
USD	6,776,327	HUF	2,228,826,570	Goldman Sachs & Co. LLC	3/18/26	(129,582)
USD	4,857,647	HUF	1,550,385,042	Goldman Sachs & Co. LLC	3/18/26	53,855
USD	4,863,813	HUF	1,554,871,157	Goldman Sachs & Co. LLC	3/18/26	46,121
USD	4,863,403	HUF	1,557,827,485	Goldman Sachs & Co. LLC	3/18/26	36,552
USD	9,874,454	HUF	3,249,668,147	Morgan Stanley & Co. LLC	3/18/26	(194,482)
USD	4,803,828	HUF	1,588,633,989	Morgan Stanley & Co. LLC	3/18/26	(118,476)
USD	4,821,955	HUF	1,597,231,277	Morgan Stanley & Co. LLC	3/18/26	(126,987)
IDR	132,378,086,174	USD	7,927,733	Bank of America NA	3/25/26	(45,174)
IDR	132,416,609,411	USD	7,927,951	Bank of America NA	3/25/26	(43,098)
IDR	96,561,926,946	USD	5,720,697	Bank of America NA	3/25/26	29,161
IDR	81,355,690,302	USD	4,857,520	Bank of America NA	3/25/26	(13,130)
IDR	164,443,646,172	USD	9,841,562	Citibank NA	3/25/26	(49,633)
IDR	129,158,581,210	USD	7,678,185	Citibank NA	3/25/26	12,667
IDR	37,529,210,913	USD	2,221,294	Goldman Sachs & Co. LLC	3/25/26	13,413
IDR	81,847,341,128	USD	4,875,842	Goldman Sachs & Co. LLC	3/25/26	(2,176)
USD	7,923,871	IDR	132,416,609,411	Bank of America NA	3/25/26	39,018
USD	4,839,186	IDR	81,316,710,906	Bank of America NA	3/25/26	(2,883)
USD	4,875,025	IDR	81,636,672,837	Bank of America NA	3/25/26	13,903
USD	7,973,715	IDR	133,409,019,951	Goldman Sachs & Co. LLC	3/25/26	29,767
USD	7,912,727	IDR	132,540,550,368	Goldman Sachs & Co. LLC	3/25/26	20,493
USD	7,757,306	IDR	129,910,830,733	Goldman Sachs & Co. LLC	3/25/26	21,661
USD	7,895,683	IDR	132,067,935,885	JPMorgan Chase Bank NA	3/25/26	31,592
USD	1,951,637	IDR	32,630,438,667	UBS AG(9)	3/25/26	8,632
USD	9,555,210	IDR	162,829,952,199	UBS AG(9)	3/25/26	(140,631)
USD	9,682,518	ILS	30,090,710	Citibank NA	3/18/26	(28,672)
INR	876,091,910	USD	9,516,769	Citibank NA	3/18/26	5,075
INR	223,721,078	USD	2,432,838	Citibank NA	3/18/26	(1,315)
INR	443,481,024	USD	4,897,307	UBS AG(9)	3/18/26	(77,314)
USD	4,918,196	INR	445,431,147	Goldman Sachs & Co. LLC	3/18/26	77,007
USD	4,918,047	INR	446,089,017	UBS AG(9)	3/18/26	69,709
USD	9,572,156	INR	874,797,425	UBS AG(9)	3/18/26	64,381
KRW	14,011,062,722	USD	9,644,179	Bank of America NA	3/18/26	28,121
KRW	7,053,602,849	USD	4,844,973	Bank of America NA	3/18/26	24,362
KRW	7,108,667,406	USD	4,930,480	Bank of America NA	3/18/26	(23,132)
KRW	14,526,102,125	USD	9,931,631	Citibank NA	3/18/26	96,218
KRW	7,035,816,272	USD	4,926,421	Citibank NA	3/18/26	(69,365)
KRW	6,808,154,904	USD	4,780,336	Citibank NA	3/18/26	(80,442)
KRW	7,258,943,388	USD	4,961,457	JPMorgan Chase Bank NA	3/18/26	49,632
KRW	14,220,745,745	USD	9,673,256	UBS AG(9)	3/18/26	143,795
KRW	7,108,667,406	USD	4,930,241	UBS AG(9)	3/18/26	(22,893)
KRW	6,942,849,097	USD	4,816,015	UBS AG(9)	3/18/26	(23,136)
USD	9,605,961	KRW	14,011,062,722	Bank of America NA	3/18/26	(66,339)
USD	5,019,068	KRW	7,177,568,955	Bank of America NA	3/18/26	64,155
USD	9,648,577	KRW	13,843,971,176	Bank of America NA	3/18/26	91,626
USD	9,643,210	KRW	14,220,745,745	Citibank NA	3/18/26	(173,841)
USD	4,834,840	KRW	7,053,602,849	Goldman Sachs & Co. LLC	3/18/26	(34,496)
USD	4,922,128	KRW	7,039,765,857	Goldman Sachs & Co. LLC	3/18/26	62,345
USD	4,901,363	KRW	7,188,667,295	UBS AG(9)	3/18/26	(61,212)
USD	9,920,698	KRW	14,596,378,218	UBS AG(9)	3/18/26	(155,664)
USD	4,810,015	KRW	6,942,849,097	UBS AG(9)	3/18/26	17,137

MXN	85,417,115	USD	4,826,953	Bank of America NA	3/18/26	41,763
MXN	84,537,986	USD	4,809,807	Bank of America NA	3/18/26	8,800
MXN	83,950,992	USD	4,857,566	Bank of America NA	3/18/26	(72,418)
MXN	168,734,453	USD	9,671,316	Bank of America NA	3/18/26	(53,569)
MXN	84,367,227	USD	4,810,156	Bank of America NA	3/18/26	(1,283)
MXN	86,092,884	USD	4,863,163	Citibank NA	3/18/26	44,072
MXN	83,587,643	USD	4,796,500	Citibank NA	3/18/26	(32,062)
MXN	85,974,940	USD	4,745,193	Goldman Sachs & Co. LLC	3/18/26	155,319
MXN	86,676,265	USD	4,799,944	Goldman Sachs & Co. LLC	3/18/26	140,543
MXN	86,824,155	USD	4,801,828	Goldman Sachs & Co. LLC	3/18/26	147,089
MXN	171,464,087	USD	9,479,474	Goldman Sachs & Co. LLC	3/18/26	293,860
MXN	85,417,913	USD	4,831,670	Goldman Sachs & Co. LLC	3/18/26	37,092
MXN	84,675,049	USD	4,854,421	Goldman Sachs & Co. LLC	3/18/26	(28,002)
MXN	83,950,992	USD	4,855,861	Goldman Sachs & Co. LLC	3/18/26	(70,712)
MXN	83,775,353	USD	4,861,372	Goldman Sachs & Co. LLC	3/18/26	(86,235)
MXN	89,838,181	USD	4,891,737	Morgan Stanley & Co. LLC	3/18/26	228,978
MXN	175,183,545	USD	9,656,020	Morgan Stanley & Co. LLC	3/18/26	329,321
MXN	10,017,481	USD	551,683	Morgan Stanley & Co. LLC	3/18/26	19,306
MXN	86,431,803	USD	4,774,263	Morgan Stanley & Co. LLC	3/18/26	152,290
MXN	86,431,803	USD	4,773,760	Morgan Stanley & Co. LLC	3/18/26	152,793
MXN	86,471,023	USD	4,813,311	Morgan Stanley & Co. LLC	3/18/26	115,478
MXN	167,509,044	USD	9,542,748	Morgan Stanley & Co. LLC	3/18/26	5,152
MXN	167,932,280	USD	9,693,017	Morgan Stanley & Co. LLC	3/18/26	(120,994)
MXN	167,595,156	USD	9,642,929	Morgan Stanley & Co. LLC	3/18/26	(90,122)
MXN	86,480,977	USD	4,816,610	UBS AG(9)	3/18/26	112,746
MXN	84,537,932	USD	4,815,546	UBS AG(9)	3/18/26	3,057
USD	4,818,054	MXN	85,417,114	Bank of America NA	3/18/26	(50,662)
USD	4,827,830	MXN	85,417,913	Bank of America NA	3/18/26	(40,932)
USD	4,905,348	MXN	84,657,420	Bank of America NA	3/18/26	79,934
USD	4,771,758	MXN	86,433,366	Citibank NA	3/18/26	(154,884)
USD	4,865,253	MXN	83,998,118	Citibank NA	3/18/26	77,419
USD	4,833,962	MXN	83,438,978	Citibank NA	3/18/26	77,998
USD	9,847,435	MXN	178,971,397	Goldman Sachs & Co. LLC	3/18/26	(353,811)
USD	4,807,676	MXN	86,471,023	Goldman Sachs & Co. LLC	3/18/26	(121,112)
USD	4,807,564	MXN	84,537,986	Goldman Sachs & Co. LLC	3/18/26	(11,043)
USD	4,847,037	MXN	84,675,026	Goldman Sachs & Co. LLC	3/18/26	20,619
USD	9,660,363	MXN	167,940,586	Goldman Sachs & Co. LLC	3/18/26	87,866
USD	9,683,213	MXN	167,550,705	Goldman Sachs & Co. LLC	3/18/26	132,939
USD	3,994,032	MXN	73,408,284	JPMorgan Chase Bank NA	3/18/26	(190,190)
USD	4,790,768	MXN	86,676,264	JPMorgan Chase Bank NA	3/18/26	(149,719)
USD	9,641,400	MXN	172,761,571	JPMorgan Chase Bank NA	3/18/26	(205,890)
USD	4,784,938	MXN	86,454,726	Morgan Stanley & Co. LLC	3/18/26	(142,922)
USD	4,823,909	MXN	86,947,340	Morgan Stanley & Co. LLC	3/18/26	(132,030)
USD	4,815,831	MXN	86,361,120	Morgan Stanley & Co. LLC	3/18/26	(106,693)
USD	4,811,679	MXN	85,417,115	Morgan Stanley & Co. LLC	3/18/26	(57,037)
USD	4,855,783	MXN	84,676,480	Morgan Stanley & Co. LLC	3/18/26	29,282
USD	4,858,752	MXN	84,672,141	Morgan Stanley & Co. LLC	3/18/26	32,498
USD	4,851,981	MXN	84,676,480	Morgan Stanley & Co. LLC	3/18/26	25,480
USD	9,685,811	MXN	169,206,844	Morgan Stanley & Co. LLC	3/18/26	41,138
USD	4,781,967	MXN	86,730,015	UBS AG(9)	3/18/26	(161,583)
USD	4,893,575	MXN	88,654,524	UBS AG(9)	3/18/26	(159,672)
USD	4,791,454	MXN	86,676,265	UBS AG(9)	3/18/26	(149,033)
USD	4,728,772	MXN	83,169,655	UBS AG(9)	3/18/26	(11,841)
USD	3,183,060	MYR	13,058,185	Goldman Sachs & Co. LLC	3/18/26	(134,173)
PEN	9,395,681	USD	2,779,475	Morgan Stanley & Co. LLC	3/18/26	6,510

PEN	2,093,119	USD	620,465	Morgan Stanley & Co. LLC	3/18/26	182
PEN	22,710,967	USD	6,766,148	UBS AG(9)	3/18/26	(31,946)
USD	10,237,812	PEN	34,607,901	Morgan Stanley & Co. LLC	3/18/26	(24,040)
PHP	572,728,435	USD	9,707,755	Goldman Sachs & Co. LLC	3/18/26	(1,277)
USD	9,607,990	PHP	572,728,435	JPMorgan Chase Bank NA	3/18/26	(98,488)
PLN	35,633,397	USD	9,937,072	Bank of America NA	3/18/26	91,097
PLN	17,496,771	USD	4,843,594	Citibank NA	3/18/26	80,455
PLN	17,570,990	USD	4,841,740	Citibank NA	3/18/26	103,196
PLN	17,570,990	USD	4,841,600	Citibank NA	3/18/26	103,336
PLN	17,258,617	USD	4,756,058	Citibank NA	3/18/26	100,968
PLN	16,901,062	USD	4,761,673	Citibank NA	3/18/26	(5,272)
PLN	17,085,493	USD	4,867,002	Citibank NA	3/18/26	(58,697)
PLN	12,561,410	USD	3,466,434	Goldman Sachs & Co. LLC	3/18/26	68,675
PLN	2,279,290	USD	627,676	Goldman Sachs & Co. LLC	3/18/26	13,775
PLN	5,383,284	USD	1,482,988	Goldman Sachs & Co. LLC	3/18/26	32,009
PLN	22,668,604	USD	6,320,702	Goldman Sachs & Co. LLC	3/18/26	58,835
PLN	34,862,487	USD	9,735,049	Goldman Sachs & Co. LLC	3/18/26	76,166
PLN	22,519,811	USD	6,264,986	Goldman Sachs & Co. LLC	3/18/26	72,678
PLN	12,227,562	USD	3,401,771	Goldman Sachs & Co. LLC	3/18/26	39,385
PLN	17,400,791	USD	4,852,140	Goldman Sachs & Co. LLC	3/18/26	44,897
PLN	5,217,660	USD	1,455,162	Goldman Sachs & Co. LLC	3/18/26	13,224
PLN	17,252,047	USD	4,789,012	Goldman Sachs & Co. LLC	3/18/26	66,165
PLN	10,389,987	USD	2,872,654	Goldman Sachs & Co. LLC	3/18/26	51,360
PLN	17,444,038	USD	4,821,927	Goldman Sachs & Co. LLC	3/18/26	87,281
PLN	17,371,031	USD	4,806,877	Goldman Sachs & Co. LLC	3/18/26	81,786
PLN	17,500,611	USD	4,849,650	Goldman Sachs & Co. LLC	3/18/26	75,479
PLN	17,570,990	USD	4,843,437	Goldman Sachs & Co. LLC	3/18/26	101,499
PLN	17,126,439	USD	4,873,568	Goldman Sachs & Co. LLC	3/18/26	(53,741)
PLN	34,375,419	USD	9,710,395	Goldman Sachs & Co. LLC	3/18/26	(36,253)
PLN	12,466,879	USD	3,459,214	UBS AG(9)	3/18/26	49,292
PLN	12,469,381	USD	3,464,933	UBS AG(9)	3/18/26	44,277
PLN	35,633,397	USD	9,940,282	UBS AG(9)	3/18/26	87,887
PLN	23,161,708	USD	6,462,510	UBS AG(9)	3/18/26	55,800
USD	3,526,095	PLN	12,718,870	Bank of America NA	3/18/26	(53,328)
USD	4,885,371	PLN	17,202,656	Bank of America NA	3/18/26	44,094
USD	6,278,155	PLN	22,597,685	Citibank NA	3/18/26	(81,424)
USD	2,886,001	PLN	10,389,986	Citibank NA	3/18/26	(38,012)
USD	4,839,142	PLN	17,478,871	Citibank NA	3/18/26	(79,869)
USD	3,449,792	PLN	12,410,051	Goldman Sachs & Co. LLC	3/18/26	(42,721)
USD	9,935,300	PLN	35,633,397	Goldman Sachs & Co. LLC	3/18/26	(92,870)
USD	6,456,511	PLN	23,183,047	Goldman Sachs & Co. LLC	3/18/26	(67,804)
USD	3,403,162	PLN	12,206,171	Goldman Sachs & Co. LLC	3/18/26	(31,974)
USD	6,316,945	PLN	22,668,604	Goldman Sachs & Co. LLC	3/18/26	(62,593)
USD	6,339,130	PLN	22,772,568	Goldman Sachs & Co. LLC	3/18/26	(69,666)
USD	9,675,817	PLN	34,801,630	Goldman Sachs & Co. LLC	3/18/26	(118,272)
USD	4,810,668	PLN	17,444,038	Goldman Sachs & Co. LLC	3/18/26	(98,541)
USD	4,849,704	PLN	17,500,966	Goldman Sachs & Co. LLC	3/18/26	(75,526)
USD	9,605,687	PLN	34,871,264	Goldman Sachs & Co. LLC	3/18/26	(207,998)
USD	4,880,886	PLN	17,349,154	Goldman Sachs & Co. LLC	3/18/26	(1,620)
USD	4,896,913	PLN	17,348,856	Goldman Sachs & Co. LLC	3/18/26	14,492
USD	4,896,349	PLN	17,349,452	Goldman Sachs & Co. LLC	3/18/26	13,760
USD	4,861,803	PLN	17,126,993	Goldman Sachs & Co. LLC	3/18/26	41,819
USD	4,870,557	PLN	17,187,709	Goldman Sachs & Co. LLC	3/18/26	33,486
USD	4,868,894	PLN	17,126,439	JPMorgan Chase Bank NA	3/18/26	49,067
USD	3,460,400	PLN	12,466,562	Morgan Stanley & Co. LLC	3/18/26	(48,016)

USD	4,801,030	PLN	17,281,633	Morgan Stanley & Co. LLC	3/18/26	(62,474)
USD	6,463,584	PLN	23,190,145	UBS AG(9)	3/18/26	(62,729)
USD	9,935,277	PLN	35,633,397	UBS AG(9)	3/18/26	(92,893)
USD	4,830,523	PLN	17,418,943	UBS AG(9)	3/18/26	(71,623)
RON	14,628,262	USD	3,335,966	Goldman Sachs & Co. LLC	3/18/26	60,688
USD	3,522,713	RON	15,155,088	Bank of America NA	3/18/26	3,731
USD	383,277	RON	1,683,167	Goldman Sachs & Co. LLC	3/18/26	(7,551)
THB	312,259,643	USD	9,967,398	Citibank NA	3/18/26	(14,439)
THB	151,404,828	USD	4,879,210	Citibank NA	3/18/26	(53,336)
THB	149,873,348	USD	4,765,100	Citibank NA	3/18/26	11,961
THB	312,170,266	USD	9,970,869	JPMorgan Chase Bank NA	3/18/26	(20,759)
THB	150,027,114	USD	4,819,839	JPMorgan Chase Bank NA	3/18/26	(37,877)
THB	313,934,252	USD	9,981,123	UBS AG(9)	3/18/26	25,212
THB	153,183,477	USD	4,880,429	UBS AG(9)	3/18/26	2,139
THB	152,293,458	USD	4,853,418	UBS AG(9)	3/18/26	781
THB	151,427,538	USD	4,843,356	UBS AG(9)	3/18/26	(16,758)
THB	151,519,722	USD	4,868,182	UBS AG(9)	3/18/26	(38,645)
THB	151,519,723	USD	4,867,697	UBS AG(9)	3/18/26	(38,160)
THB	151,669,104	USD	4,863,262	UBS AG(9)	3/18/26	(28,964)
THB	151,356,456	USD	4,889,090	UBS AG(9)	3/18/26	(64,757)
USD	9,896,421	THB	313,934,252	Citibank NA	3/18/26	(109,914)
USD	9,944,955	THB	312,259,643	Citibank NA	3/18/26	(8,004)
USD	9,707,727	THB	305,476,935	Citibank NA	3/18/26	(29,039)
USD	4,884,532	THB	151,238,302	Citibank NA	3/18/26	63,965
USD	9,955,044	THB	312,170,266	Morgan Stanley & Co. LLC	3/18/26	4,934
USD	4,838,930	THB	151,427,538	UBS AG(9)	3/18/26	12,331
USD	9,669,491	THB	303,188,826	UBS AG(9)	3/18/26	5,656
USD	4,855,483	THB	151,519,723	UBS AG(9)	3/18/26	25,946
USD	9,614,366	THB	298,499,132	UBS AG(9)	3/18/26	100,009
USD	4,839,441	THB	151,188,991	UBS AG(9)	3/18/26	20,446
USD	4,966,667	THB	154,181,224	UBS AG(9)	3/18/26	52,297
USD	4,842,004	THB	150,953,824	UBS AG(9)	3/18/26	30,504
TRY	134,096,505	USD	2,962,121	Goldman Sachs & Co. LLC	3/18/26	21,778
TRY	26,626,515	USD	591,674	JPMorgan Chase Bank NA	3/18/26	816
USD	3,544,263	TRY	160,496,291	JPMorgan Chase Bank NA	3/18/26	(27,081)
TWD	152,614,331	USD	4,837,129	JPMorgan Chase Bank NA	3/18/26	(15,855)
TWD	155,371,072	USD	4,907,679	UBS AG(9)	3/18/26	684
USD	4,819,435	TWD	152,315,848	Citibank NA	3/18/26	7,591
USD	9,886,212	TWD	307,772,003	UBS AG(9)	3/18/26	163,317
USD	4,802,663	TWD	152,529,249	UBS AG(9)	3/18/26	(15,923)
USD	4,839,799	ZAR	80,018,994	Bank of America NA	3/18/26	(98,121)
USD	4,798,386	ZAR	79,667,970	Bank of America NA	3/18/26	(117,872)
USD	9,618,086	ZAR	159,538,238	Bank of America NA	3/18/26	(226,914)
USD	9,610,184	ZAR	158,342,038	Bank of America NA	3/18/26	(161,000)
USD	9,658,200	ZAR	155,150,860	Bank of America NA	3/18/26	83,941
USD	4,998,086	ZAR	79,228,812	Bank of America NA	3/18/26	108,928
USD	9,779,171	ZAR	154,800,707	Bank of America NA	3/18/26	226,520
USD	4,804,014	ZAR	79,693,637	Citibank NA	3/18/26	(113,828)
USD	5,114,226	ZAR	84,832,512	Citibank NA	3/18/26	(120,733)
USD	4,878,197	ZAR	80,647,538	Citibank NA	3/18/26	(98,510)
USD	9,638,896	ZAR	158,602,864	Citibank NA	3/18/26	(148,384)
USD	9,530,379	ZAR	157,326,741	Citibank NA	3/18/26	(178,152)
USD	4,814,234	ZAR	79,251,496	Citibank NA	3/18/26	(76,324)
USD	4,852,937	ZAR	77,397,626	Citibank NA	3/18/26	76,779
USD	4,878,006	ZAR	77,800,379	Citibank NA	3/18/26	76,995
USD	76,176	ZAR	1,303,673	Goldman Sachs & Co. LLC	3/18/26	(4,273)
USD	10,088,200	ZAR	170,293,462	Goldman Sachs & Co. LLC	3/18/26	(420,498)
USD	9,718,971	ZAR	155,128,302	Goldman Sachs & Co. LLC	3/18/26	146,104

USD	4,745,947	ZAR	77,678,540	Morgan Stanley & Co. LLC	3/18/26	(47,545)
USD	9,910,435	ZAR	159,280,219	Morgan Stanley & Co. LLC	3/18/26	81,357
USD	4,890,527	ZAR	77,400,353	Morgan Stanley & Co. LLC	3/18/26	114,202
USD	4,873,728	ZAR	77,800,379	UBS AG(9)	3/18/26	72,717
ZAR	162,771,165	USD	9,655,753	Bank of America NA	3/18/26	388,749
ZAR	79,301,432	USD	4,818,361	Bank of America NA	3/18/26	75,279
ZAR	157,114,375	USD	9,538,459	Bank of America NA	3/18/26	156,966
ZAR	76,953,860	USD	4,729,904	Bank of America NA	3/18/26	18,868
ZAR	155,567,308	USD	9,688,005	Bank of America NA	3/18/26	(88,048)
ZAR	77,756,730	USD	4,895,291	Bank of America NA	3/18/26	(96,974)
ZAR	77,394,018	USD	4,869,883	Bank of America NA	3/18/26	(93,948)
ZAR	77,403,521	USD	4,895,901	Bank of America NA	3/18/26	(119,380)
ZAR	154,459,898	USD	9,634,241	Bank of America NA	3/18/26	(102,621)
ZAR	77,249,601	USD	4,766,850	Bank of America NA	3/18/26	172
ZAR	160,706,697	USD	9,697,272	Citibank NA	3/18/26	219,834
ZAR	79,324,948	USD	4,809,530	Citibank NA	3/18/26	85,561
ZAR	79,647,204	USD	4,829,069	Citibank NA	3/18/26	85,909
ZAR	79,194,727	USD	4,806,034	Citibank NA	3/18/26	81,021
ZAR	78,295,364	USD	4,812,729	Citibank NA	3/18/26	18,827
ZAR	30,706,354	USD	1,822,736	Goldman Sachs & Co. LLC	3/18/26	72,133
ZAR	79,251,496	USD	4,818,214	Goldman Sachs & Co. LLC	3/18/26	72,344
ZAR	78,737,251	USD	4,817,213	JPMorgan Chase Bank NA	3/18/26	41,611
ZAR	159,538,238	USD	9,631,289	Morgan Stanley & Co. LLC	3/18/26	213,712
ZAR	155,143,186	USD	9,681,292	Morgan Stanley & Co. LLC	3/18/26	(107,507)
ZAR	77,571,594	USD	4,841,598	Morgan Stanley & Co. LLC	3/18/26	(54,705)
ZAR	79,175,576	USD	4,811,178	UBS AG(9)	3/18/26	74,695
ZAR	77,756,730	USD	4,900,229	UBS AG(9)	3/18/26	(101,911)
						$855,965

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	268	March 2026	$55,875,906	$(109,085)
U.S. Treasury Ultra Bonds	74	March 2026	8,690,375	(201,324)
			$64,566,281	$(310,409)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Chile Government International Bonds	Buy	(1.00)%	6/20/29	$5,800,000	$(75,451)	$(68,973)	$(144,424)
Markit CDX Emerging Markets Index Series 43	Buy	(1.00)%	6/20/30	$16,550,000	600,915	(515,647)	85,268
Mexico Government International Bonds	Buy	(1.00)%	6/20/29	$15,960,000	(26,832)	(183,990)	(210,822)
					$498,632	$(768,610)	$(269,978)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America NA	BZDIOVRA	Pay	14.20%	1/2/31	BRL	16,000,000	$201,542
Bank of America NA	BZDIOVRA	Pay	14.27%	1/2/31	BRL	10,000,000	126,246
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	15.00%	1/2/29	BRL	55,000,000	856,806
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	14.18%	1/2/29	BRL	60,000,000	454,636
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	14.01%	1/2/31	BRL	20,000,000	190,177
							$1,829,407
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
COP	–	Colombian Peso
CZK	–	Czech Koruna
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian New Leu
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $210,749,570, which represented 43.3% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Security is in default.
(5)Non-income producing.
(6)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,215,620. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,916,434.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,266,190.
(9)Collateral has been received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $162,996.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$357,184,817	—
Corporate Bonds	—	69,852,886	—
U.S. Treasury Securities	—	8,959,701	—
Convertible Preferred Securities	—	431,762	—
Short-Term Investments	$2,266,190	44,402,000	—
	$2,266,190	$480,831,166	—
Other Financial Instruments
Swap Agreements	—	$1,914,675	—
Forward Foreign Currency Exchange Contracts	—	21,605,457	—
	—	$23,520,132	—
Liabilities
Other Financial Instruments
Futures Contracts	$310,409	—	—
Swap Agreements	—	$355,246	—
Forward Foreign Currency Exchange Contracts	—	20,749,492	—
	$310,409	$21,104,738	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.